Financial Result (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial income
Interest cash and cash equivalents and short-term investments	R$ 198,290	R$ 105,051	R$ 23,187
Sublease	60,930	26,846	28,714
TAP Bond fair value	0	15,935	0
Others	18,069	6,448	8,397
Total financial income	277,289	154,280	60,298
Financial expenses
Interest on loans and financing	(656,326)	(420,682)	(270,057)
Interest on convertible debentures	(231,103)	(201,303)	(25,116)
Interest on lease	(2,533,128)	(2,433,640)	(1,569,151)
Interest on factoring credit card receivables	(211,528)	(55,395)	(25,715)
Interest on provisions	(246,147)	(237,740)	(283,797)
Interest on reverse factoring	(79,460)	(18,228)	(17,063)
Interest accounts payable	(282,434)	(101,168)	(20,951)
Guarantee commission	(158,651)	(109,661)	(38,484)
Amortized cost of loans and financing	(33,608)	(42,617)	(19,594)
Cost of financial operations	(69,416)	(56,060)	(33,274)
TAP Bond fair value	(181,726)	0	0
Others	(110,255)	(161,749)	(211,385)
Derivative financial instruments, net	958,005	864,184	(2,207,470)
Foreign currency exchange, net	1,406,566	(1,443,046)	(4,302,540)
Financial result, net	(2,151,922)	(4,262,825)	(8,964,299)
Financial expenses	R$ (4,793,782)	R$ (3,838,243)	R$ (2,514,587)